Income Taxes - Deferred Tax Items in OCI (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Derivatives designated as cash flow hedges	CAD 0	CAD (1)
Remeasurement of pension plans	(4)	(6)
Exchange differences on translation of foreign operations	(82)	(40)
Hedge of net investment	38	17
Income tax relating to components of other comprehensive income	CAD (48)	CAD (30)